Subsequent events (Details) - Subsequent Events [Member]	Nov. 09, 2021 $ / shares
Dividends Approved [Abstract]
Dividend declaration date	Nov. 09, 2021
Dividend approved (in dollars per share)	$ 0.435
Dividend approved expected date to be paid	Dec. 15, 2021